Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net income (loss)	$ 792	$ 306	$ 524